STRATEVEST FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                               September 25, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: STRATEVEST FUNDS (Trust)
         1933 Act File No. 333-41562
         1940 ACT FILE NO. 811-10021

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated September 19, 2000 that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed as Pre-effective amendment No. 1 on September 19, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8116.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary